Cover	Apr. 25, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity Registrant Name	TriplePoint Venture Growth BDC Corp.
Entity Incorporation, State or Country Code	MD
Securities Act File Number	814-01044
Entity Tax Identification Number	46-3082016
Entity Address, Address Line One	2755 Sand Hill Road
Entity Address, Address Line Two	Suite 150
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Amendment Flag	false
Entity Central Index Key	0001580345
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	854-2090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	TPVG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false